SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies Policies
Principles of Consolidation
Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, vitaMed and BocaGreen. BocaGreen expects to begin operation during the fourth quarter 2012. All material intercompany balances and transactions have been eliminated in consolidation.

Revenue Recognition
Revenue Recognition

The Company recognizes revenue on arrangements in accordance with ASC 605, “Revenue Recognition”. Revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured.

Over The Counter Products

The Company generates OTC revenue by sales of products primarily to retail consumers. The Company’s policy is to recognize revenue from product sales upon shipment, when the rights of ownership and risk of loss have passed to the consumer. Outbound shipping and handling fees are included in sales and are billed upon shipment. Shipping expenses are included in cost of sales. The majority of the Company’s sales are paid with credit cards and the Company usually receives the cash settlement in two to three banking days. Credit card sales minimize accounts receivable balances relative to sales. We provide an unconditional thirty-day money-back return policy whereby we accept product returns from our retail and eCommerce customers. The Company’s revenue from OTC sales is recognized net of returns, sales discounts, and eCommerce fees.

For the nine months ended September 30, 2012 and 2011, the Company recorded an allowance for returns of $34,713 and $0, respectively. The Company estimates the allowance for returns based on historical return activity, which is reviewed, and adjusted if necessary, on a quarterly basis.

Prescription Products

The Company’s name brand and generic prescription products are sold primarily through drug wholesalers and retail pharmacies. The Company’s revenue from prescription product sales is recognized net of sales discounts and end-user rebates.

The Company accepts returns of unsalable product from customers within a return period of six months prior to and following product expiration. The Company’s prescription products currently have a shelf-life of 24 months from date of manufacture. Given the limited history of prescriptions products, the Company currently cannot reliably estimate expected returns of the prescription products at the time of shipment. Accordingly, the Company defers recognition of revenue on prescription products until the right of return no longer exists, which occurs at the earlier of the time the prescription products are dispensed through patient prescriptions or expiration of the right of return. As a result of this policy, the Company has a deferred revenue balance of approximately $702,000 at September 30, 2012.

The Company maintains various rebate programs in an effort to maintain a competitive position in the marketplace and to promote sales and customer loyalty. The rebate program is designed to enable the end-user to return a coupon to the Company. If the coupon qualifies, the Company sends a rebate check to the end-user. The Company estimates the allowance for rebates based on industry averages, which is reviewed, and adjusted if necessary, on a quarterly basis. For the nine months ended September 30, 2012 and 2011, the Company recorded rebate expense of $19,915 and $0, respectively.

Inventories
Inventories

Inventories represent packaged nutritional products and supplements which are valued at the lower of cost or market using the average cost method. The costs of manufacturing the prescription products associated with the deferred revenue (as discussed in Revenue Recognition) are record as deferred costs, which are included in inventory, until such time as the related deferred revenue is recognized.

Use of Estimates
Use of Estimates

The Company’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of these financial statements requires us to make significant estimates and judgments that affect the reported amounts of assets, liabilities, revenues, expenses and related disclosure of contingent assets and liabilities. We evaluate our estimates, including those related to contingencies, on an ongoing basis. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.